Summary of Significant Accounting Policies - Summary Of Computation Of Diluted Net Loss (Income) Per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	180,621,923	168,655,147	173,887,437	17,937,900
Equity incentive awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	28,364,683	18,120,547	23,352,837	4,611,850
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	150,534,600	150,534,600	150,534,600	13,326,050
Series B-1 warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,722,640